Logan Capital Broad Innovative Growth ETF
Schedule of Investments
July 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.17%
Capital Goods - 8.28%
Fastenal Co.	21,433	$1,256,188
Hubbell, Inc.	1,372	428,064
Lincoln Electric Holdings, Inc.	5,328	1,069,383
Nordson Corp.	2,884	725,644
United Rentals, Inc.	2,368	1,100,362
		4,579,641
Commercial & Professional Services - 4.94%
Cintas Corp.	2,529	1,269,659
Copart, Inc. (a)	10,997	972,025
Insperity, Inc.	4,193	493,306
		2,734,990
Consumer Durables & Apparel - 2.17%
Lululemon Athletica, Inc. (a)	1,557	589,371
Nike, Inc. - Class B	5,558	613,548
		1,202,919
Consumer Services - 3.61%
Marriott International, Inc. - Class A	1,602	323,300
Starbucks Corp.	10,009	1,016,614
Texas Roadhouse, Inc.	5,881	656,025
		1,995,939
Diversified Financials - 0.87%
LPL Financial Holdings, Inc.	2,093	480,050

Financial Services - 1.52%
Coinbase Global, Inc. - Class A (a)	4,403	434,180
OneMain Holdings, Inc.	8,909	405,181
		839,361
Food, Beverage & Tobacco - 2.03%
Lamb Weston Holdings, Inc.	3,842	398,146
Monster Beverage Corp. (a)	12,652	727,364
		1,125,510
Household & Personal Products - 1.83%
Estee Lauder Cos., Inc. - Class A	5,608	1,009,440

Materials - 2.67%
Graphic Packaging Holding Co.	24,550	594,110
Sherwin-Williams Co.	3,199	884,524
		1,478,634
Media & Entertainment - 14.74%
Alphabet, Inc. - Class A (a)	11,199	1,486,331
Alphabet, Inc. - Class C (a)(b)	7,819	1,040,787
Electronic Arts, Inc.	6,187	843,597
Meta Platforms, Inc. - Class A (a)	5,258	1,675,199
Netflix, Inc. (a)	4,709	2,067,110
Trade Desk, Inc. - Class A (a)	11,383	1,038,813
		8,151,837
Pharmaceuticals, Biotechnology & Life Sciences - 7.33%
Agilent Technologies, Inc.	4,895	596,064
Charles River Laboratories International, Inc. (a)	1,635	342,598
IQVIA Holdings, Inc. (a)	2,688	601,467
Mettler-Toledo International, Inc. (a)	1,010	1,270,045
Waters Corp. (a)	2,765	763,721
Zoetis, Inc.	2,560	481,510
		4,055,405
Retailing - 13.38%
Amazon.com, Inc. (a)	16,318	2,181,390
Burlington Stores, Inc. (a)	2,691	477,976
Dick's Sporting Goods, Inc.	11,679	1,646,739
Home Depot, Inc.	1,755	585,889
Lithia Motors, Inc.	3,577	1,110,766
Pool Corp.	973	374,352
RH (a)	902	350,129
Williams-Sonoma, Inc.	4,850	672,404
		7,399,645
Semiconductors & Semiconductor Equipment - 11.54%
Broadcom, Inc.	4,051	3,640,431
KLA Corp.	5,340	2,744,493
		6,384,924
Software & Services - 9.68%
Accenture PLC Ireland - Class A (c)	854	270,163
Adobe Systems, Inc. (a)	1,677	915,927
Cognizant Technology Solutions Corp. - Class A	7,205	475,746
MasterCard, Inc. - Class A	6,676	2,632,213
Paycom Software, Inc.	2,875	1,060,185
		5,354,234
Technology Hardware & Equipment - 11.65%
Amphenol Corp. - Class A	23,203	2,049,057
Apple, Inc.	15,823	3,108,428
Arista Networks, Inc. (a)	2,031	314,988
IPG Photonics Corp. (a)	2,782	365,694
Trimble, Inc. (a)	6,153	331,031
Zebra Technologies Corp. - Class A (a)	888	273,469
		6,442,667
Transportation - 2.93%
Old Dominion Freight Line, Inc.	3,857	1,617,973
TOTAL COMMON STOCKS (Cost $20,699,536)		54,853,169

MONEY MARKET FUND - 0.87%
Fidelity Government Portfolio - Class I, 5.06% (d)	479,097	479,097
TOTAL MONEY MARKET FUND (Cost $479,097)		479,097

Total Investments (Cost $21,178,633) - 100.04%		55,332,266
Liabilities in Excess of Other Assets - (0.04)%		(21,069)
TOTAL NET ASSETS - 100.00%		$55,311,197

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	Non-voting shares.
(c)	U.S. traded security of a foreign issuer.
(d)	Rate shown is the 7-day annualized yield as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Logan Capital
Management, Inc.

Logan Capital Broad Innovative Growth ETF
Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

	Level 1	Level 2	Level 3	Total

Common Stocks
Communication Services	$8,151,837	$-	$-	$8,151,837
Consumer Discretionary	10,598,503	-	-	10,598,503
Consumer Staples	2,134,950	-	-	2,134,950
Financials	3,951,625	-	-	3,951,625
Health Care	4,055,405	-	-	4,055,405
Industrials	9,992,789	-	-	9,992,789
Information Technology	14,489,427	-	-	14,489,427
Materials	1,478,633	-	-	1,478,633
Total Common Stocks	54,853,169	-	-	54,853,169
Money Market Fund	479,097	-	-	479,097
Total Investments	$55,332,266	$-	$-	$55,332,266

Refer to the Fund’s schedule of investments for a detailed break-out of common stocks by industry classification.